Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (46,428,612)	$ (28,371,679)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation expense	19,542	25,051
Allowance for credit losses - notes receivable	24,347,489	25,512,186
Non-cash lease expense	204,452	202,382
Foreign currency transaction loss	(1,361)	(3,712)
Loss on sale of notes receivable	21,292,430
Imputed interest expense on convertible promissory notes	1,202,800	2,833,042
Interest income on notes receivable	(1,872,203)	(2,197,146)
Change in operating assets and liabilities:
Operating lease liabilities	(218,828)	(197,763)
Accounts receivable		1,500
Notes receivable		841,058
Security deposits		588
Prepaid expenses and other current assets	(61,574)	62,688
Salary payable	(215,810)	(150,464)
Accrued liabilities and other payables	48,843	(450,112)
NET CASH USED IN OPERATING ACTIVITIES:	(1,682,832)	(1,892,381)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(5,047)
Loan repayment from third parties		634,576
Notes receivable	4,000,000
Cash proceeds from sale of notes receivable	5,000,000
NET CASH PROVIDED BY INVESTING ACTIVITIES	9,000,000	629,529
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares to be issued		2,550,000
CASH PROVIDED BY FINANCING ACTIVITIES		2,550,000
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	3,035	(3,034)
NET INCREASE IN CASH AND CASH EQUIVALENTS	7,320,203	1,284,114
CASH AND CASH EQUIVALENTS - Beginning of period	2,869,241	1,759,786
CASH AND CASH EQUIVALENTS - End of period	10,189,444	3,043,900
Cash paid for:
Income taxes	$ 30,295